Risks and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Assets and liabilities in foreign currencies	Assets and Liabilities in Foreign Currencies

In millions of Brazilian Reais	12/31/2019	12/31/2018
Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	455.6	254.2
Foreign trade receivables, net of allowance for doubtful accounts and advances to foreign customers	213.5	235.1
Other net assets in foreign (except cash, cash equivalents, financial investments, trade receivables, financing, and payables)	1,445.0	1,384.9

	2,114.1	1,874.2

Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(6,895.1)	(5,515.6)
Payables arising from imports, net of advances to foreign suppliers	(344.5)	(567.7)

	(7,239.6)	(6,083.3)

Foreign currency hedging instruments	3,636.4	2,483.0

Net liability position – Total	(1,489.1)	(1,726.1)

Net asset (liability) position – Income statement effect	452.0	282.7
Net liability position – Equity effect	(1,941.1)	(2,008.8)

Sensitivity analysis of assets and liabilities in foreign currency
The table below shows, in the three scenarios, the effects of exchange rate changes on the net liability position of R$ 1,489.1 million in foreign currency as of December 31, 2019:

In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
(1) Income statement effect	Real devaluation	45.2	113.0	226.0
(2) Equity effect		(194.1)	(485.3)	(970.6)

(1) + (2)	Net effect	(148.9)	(372.3)	(744.6)

(3) Income statement effect	Real appreciation	(45.2)	(113.0)	(226.0)
(4) Equity effect		194.1	485.3	970.6

(3) + (4)	Net effect	148.9	372.3	744.6

The table below shows, in the three scenarios, the effects of exchange rate changes on the net liability position of R$ 1,726.1 million in foreign currency as of December 31, 2018:

In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
(1) Income statement effect	Real devaluation	28.3	70.7	141.4
(2) Equity effect		(200.9)	(502.2)	(1.004.4)

(1) + (2)	Net effect	(172.6)	(431.5)	(863.0)

(3) Income statement effect	Real appreciation	(28.3)	(70.7)	(141.4)
(4) Equity effect		200.9	502.2	1.004.4

(3) + (4)	Net effect	172.6	431.5	863.0

Financial assets and liabilities exposed to floating interest rates
The financial assets and liabilities exposed to floating interest rates are demonstrated below:

In millions of Brazilian Reais	Note	12/31/2019	12/31/2018
DI
Cash equivalents	4.a	1,780.9	3,722.3
Financial investments	4.b	2,610.7	2,537.3
Asset position of foreign exchange hedging instruments—DI	34.g	19.3	33.9
Loans and debentures	16.a	(6,268.6)	(8,440.9)
Liability position of foreign exchange hedging instruments—DI	34.g	(3,318.3)	(2,205.5)
Liability position of fixed interest instruments + IPCA – DI	34.g	(821.9)	(823.5)

Net liability position in DI		(5,997.9)	(5,176.4)

TJLP
Loans – TJLP	16.a	(103.9)	(201.2)

Net liability position in TJLP		(103.9)	(201.2)

LIBOR
Asset position of foreign exchange hedging instruments—LIBOR	34.g	850.3	811.6
Loans—LIBOR	16.a	(1,457.3)	(1,437.1)

Net liability position in LIBOR		(607.0)	(625.5)

TIIE
Loans—TIIE	16.a	0	(4.0)

Net liability position in TIIE		0	(4.0)

SELIC
Loans – SELIC	16.a	(30.4)	(51.5)

Net liability position in SELIC		(30.4)	(51.5)

Total net liability position exposed to floating interest		(6,739.2)	(6,058.6)

Sensitivity analysis of floating interest rate risk
The tables below show the incremental expenses and income that would be recognized in financial income, due to the effect of floating interest rate changes in different scenarios.

		12/31/2019
In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	Increase in DI	29.3	73.3	146.5
Foreign exchange hedging instruments (assets in CDI) effect	Increase in DI	0.1	0.1	0.3
Interest effect on debt in DI	Increase in DI	(44.5)	(111.2)	(222.3)
Interest rate hedging instruments (liabilities in CDI) effect	Increase in DI	(39.2)	(85.6)	(162.9)

Incremental expenses		(54.3)	(123.4)	(238.4)

Interest effect on debt in TJLP	Increase in TJLP	(1.2)	(3.0)	(6.1)

Incremental expenses		(1.2)	(3.0)	(6.1)

Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	1.7	4.3	8.6
Interest effect on debt in LIBOR	Increase in LIBOR	(3.6)	(8.9)	(17.8)

Incremental expenses		(1.9)	(4.6)	(9.2)

Interest effect on debt in TIIE	Increase in TIIE	0	0	0

Incremental expenses		0	0	0

Interest effect on debt in SELIC	Increase in SELIC	(0.3)	(0.6)	(1.3)

Incremental expenses		(0.3)	(0.6)	(1.3)

		12/31/2018
In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		Likely	25%	50%
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	Increase in DI	32.7	81.7	163.3
Foreign exchange hedging instruments (assets in DI) effect	Increase in DI	0.1	0.2	0.5
Interest effect on debt in DI	Increase in DI	(55.0)	(137.4)	(274.9)
Interest rate hedging instruments (liabilities in DI) effect	Increase in DI	(33.7)	(73.4)	(139.6)

Incremental expenses		(55.9)	(128.9)	(250.7)

Interest effect on debt in TJLP	Increase in TJLP	(1.7)	(4.2)	(8.3)

Incremental expenses		(1.7)	(4.2)	(8.3)

Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	2.8	6.9	13.9
Interest effect on debt in LIBOR	Increase in LIBOR	(3.6)	(9.1)	(18.1)

Incremental expenses		(0.8)	(2.2)	(4.2)

Interest effect on debt in TIIE	Increase in TIIE	(0.1)	(0.3)	(0.5)

Incremental expenses		(0.1)	(0.3)	(0.5)

Interest effect on debt in SELIC	Increase in SELIC	(0.4)	(1.0)	(2.0)

Incremental expenses		(0.4)	(1.0)	(2.0)

Summary of Credit Risk of Cash, Cash Equivalents and Financial Investments
The credit risk of financial institution and government of cash, cash equivalents and financial investments is summarized below:

	Fair Value
Counterparty credit rating	12/31/2019	12/31/2018
AAA	4,906,077	5,933,671
AA	331,512	707,358
A	418,020	262,553
BBB	56,488	90,824

Total	5,712,097	6,994,406

Allowance for expected losses on doubtful accounts balances on trade receivables	The subsidiaries of the Company request guarantees related to trade receivables and other receivables in specific situations to customers, but these guarantees don’t influence in the calculation of risk of loss. The subsidiaries of the Company maintained the following allowance for

	12/31/2019	12/31/2018
Ipiranga	447,235	442,486
Ultragaz	94,985	61,975
Oxiteno	13,252	12,371
Extrafarma	3,419	5,858
Ultracargo	2,001	2,089

Total	560,892	524,779

credit risk exposure
The table below presents information about credit risk exposure:

	12/31/2019			12/31/2018
	Weighted average rate of losses	Accounting balance	Provision for losses	Weighted average rate of losses	Accounting balance	Provision for losses
Current	1.3%	3,843,803	50,198	1.5%	4,372,784	66,208
less than 30 days	2.1%	185,612	3,975	4.0%	132,884	5,344
31-60 days	7.1%	37,801	2,688	7.9%	68,733	5,396
61-90 days	20.4%	24,861	5,062	11.3%	59,006	6,664
91-180 days	41.8%	91,633	38,337	55.8%	105,703	58,959
more than 180 days	53.1%	867,618	460,632	58.6%	652,075	382,208

		5,051,328	560,892		5,391,185	524,779

Summary of allowance for doubtful accounts on trade receivables by geographic area
The information about expected

losses on doubtful a
c
counts balances by geographic area are as follows:

	12/31/2019	12/31/2018
Brasil	550,928	513,136
México	1,123	621
Uruguai	267	257
Outros países da América Latina	561	1,750
Estados Unidos e Canadá	889	1,394
Europa	7,075	6,842
Outros	49	779

	560,892	524,779

Contractual undiscounted cash outflows	The table below presents a summary of financial liabilities as of December 31, 2019 by the Company and its subsidiaries, listed by maturity. The amounts disclosed in this table are the contractual undiscounted cash outflows, and, therefore, these amounts may be different from the amounts disclosed on the balance sheet.

	In millions of Brazilian Reais
Financial liabilities	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Loans including future contractual interest (1) (2)	17,224.8	1,532.0	5,954.9	4,686.3	5,051.5
Currency and interest rate hedging instruments (3)	588.4	131.1	143.7	129.3	184.3
Trade payables	2,700.1	2,700.1	0	0	0
Leases payable	2,043.8	310.0	904.7	508.7	320.4

(1)
To calculate the estimated interest on loans some macroeconomic assumptions were used, including averaging for the period the following: (i) DI of % 4.40% to 2020, 4.95% to 2021, 5.57% to 2022 and 6.01% to 2023, (ii) exchange rate of the Real against the U.S. dollar of R$ 4,05 in 2020, R$ 4.17 in 2021, R$ 4.33 in 2022, R$ 4.52 in 2023, R$ 4.73 in 2024, R$ 4.93 in 2025, R$ 5.13 in 2026, R$ 5.34 in 2027, R$ 5.56 in 2028 and R$ 5.78 in 2029 (iii) TJLP of 5.57%, (iv)
IGP-M
of 4.18% in 2020, 3.99% in 2021, 3.75% in 2022, 3.58% as from 2023 and (v) IPCA of 3.46% in 2020, 3.45% in 2021, 3.50% in 2022 and 3.25% as from 2023(source:B3, Bulletin Focus and financial institutions).

(2)	Includes estimated interest payments on short-term and long-term loans until the payment date.
(3)
The currency and interest rate hedging instruments were estimated based on projected U.S dollar futures contracts and the futures curves of DI x Pre and Pre x IPCA contracts quoted on B3 on December 28, 2019 and on the futures curve of LIBOR (ICE—IntercontinentalExchange) and commodities heating oil
contracts and RBOB quoted on
New York Mercantile Exchange
(“NYMEX”) on December 31, 2019. In the table above, only the hedging instruments with negative results at the time of settlement were considered.

Position of hedging instruments
The table below summarizes the position of hedging instruments entered by the Company and its subsidiaries:
Designated as hedge accounting

Product	Hedged object	Rates agreement		Maturity	Notional amount 1				Fair value
		Assets	Liabilities		12/31/2019		12/31/2018		12/31/2019	12/31/2018
									R$ million	R$ million
Foreign exchange swap	Debt	USD + 4.51%	104.0% DI	nov-23	USD	245.0	USD	245.0	69.3	(10.3)
Foreign exchange swap	Debt	LIBOR-3M + 1.11% = 4.1%	105.0% DI	jul-23	USD	150.0	USD	150.0	75.0	45.6
Interest rate swap	Debt	4.57% + IPCA	95.8% DI	oct-24	R$	806.1	R$	806.1	144.1	35.6
Interest rate swap	Debt	6.47%	100% DI	nov-24	R$	90.0		—	0.6	—
Zero Cost Collar	Operating margin	Put USD 3.68	Call USD 4.60	dec-20	USD	60.0	USD	149.4	(0.1)	0.3

									288.9	71.2
Not designated as hedge accounting

Product	Hedged object	Rates agreement		Maturity	Notional amount 1				Fair value
		Assets	Liabilities		12/31/2019		12/31/2018		12/31/2019	12/31/2018
									R$ million	R$ million
Foreign exchange swap	Debt	USD + 3.60%	65.0% DI	jun-29	USD	853.0	USD	758.3	353.5	246.5
Foreign exchange swap	Debt	LIBOR-3M + 2.0% = 4.3%	105.9% DI	jun-20	USD	60.0	USD	60.0	48.5	38.0
Foreign exchange swap	Firm commitments	USD + 0.00%	39.9% DI	oct-19	USD	17.9	USD	98.5	(2.2)	(8.6)
Foreign exchange swap	Operating margin	34.8% DI	USD + 0.00%	feb-20	USD	4.7	USD	8.9	0.6	0.1
NDF	Firm commitments	BRL	USD	jan-20	USD	71.6		—	(1.1)	—
Term	Firm commitments	BRL	Heating oil / RBOB	jan-20	USD	56.0		—	(1.3)	—

									398.0	276.0

(1)	In million. Currency as indicated.

Foreign Exchange Hedging Instruments Designated as Fair Value Hedge
The foreign exchange hedging instruments designated as fair value hedge are:

In millions, except the DI %	12/31/2019	12/31/2018
Notional amount – US$	395.0	395.0
Result of hedging instruments – gain/(loss) – R$	79.5	149.2
Fair value adjustment of debt – R$	(36.8)	(28.5)
Financial expense in the statements of profit or loss – R$	(130.3)	(215.9)
Average effective cost – DI %	104.4	104.4
For more information, see Note 16.c.1.
The interest rate hedging instruments designated as fair value hedge are:

In millions, except the DI %	12/31/2019	12/31/2018
Notional amount – R$	806.1	806.1
Result of hedging instruments – gain/(loss) – R$	73.0	25.8
Fair value adjustment of debt – R$	(77.0)	(13.3)
Financial expense in the statements of profit or loss – R$	(68.1)	(50.2)
Average effective cost – DI %	95.8	95.8
For more information, see Notes 16.g.2, 16.g.4 and 16.g.6.

In millions, except the DI %	12/31/2019	12/31/2018
Notional amount – R$	90.0	—
Result of hedging instruments – gain/(loss) – R$	0.6	—
Fair value adjustment of debt – R$	(0.2)	—
Financial expense in the statements of profit or loss – R$	(0.4)	—
Average effective cost – CDI %	99.9	—

Value of gains (losses) recognized
The following tables summarize the value of gains (losses) recognized, which affected the equity of the Company and its subsidiaries:

	2019
	R$ million
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	230.0	0.0
b – Exchange rate swaps payable in U.S. dollars (ii)	(1.7)	(0.1)
c – Interest rate swaps in R$ (iii)	(4.0)	0
d – Non-derivative financial instruments (iv)	(262.1)	(349.0)

Total	(37.8)	(349.0)

	2018
	R$ million
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	181.5	—
b – Exchange rate swaps payable in U.S. dollars (ii)	(3.8)	0.2
c – Interest rate swaps in R$ (iii)	12.5	—
d – Non-derivative financial instruments (iv)	(134.0)	(289.6)

Total	56.2	(289.4)

	2017
	R$ million
	Profit or loss	Equity
a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	(72.1)	5.3
b – Exchange rate swaps payable in U.S. dollars (ii)	3.2	—
c – Interest rate swaps in R$ (iii)	15.9	—
d – Non-derivative financial instruments (iv)	(104.2)	(36.7)

Total	(157.2)	(31.4)

(i)	Does not consider the effect of exchange rate variation of exchange Swaps receivable in U.S. dollars when this effect is offset in the gain or loss of the hedged item (debt/firm commitments);
(ii)	Considers the designation effect of foreign exchange hedging;
(iii)	Considers the designation effect of interest rate hedging in Brazilian Reais; and
(iv)	Considers the results of notes in the foreign market (for further information see Note 16.b).

Fair values and the carrying values of the financial instruments
The fair values and the carrying values of the financial instruments, including currency and interest rate hedging instruments, are stated below:

			12/31/2019		12/31/2018
	Category	Note	Carrying value	Fair value	Carrying value	Fair value
Financial assets:
Cash and cash equivalents
Cash and bank deposits	Measured at amortized cost	4.a	284,992	284,992	205,482	205,482
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	1,780,939	1,780,939	3,722,308	3,722,308
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	49,448	49,448	11,161	11,161
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	1,937,967	1,937,967	2,462,018	2,462,018
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	595,816	595,816	2,208	2,208
Fixed-income securities and funds in local currency	Measured at amortized cost	4.b	76,904	76,904	73,089	73,089
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	303,417	303,417	154,811	154,811
Currency and interest rate hedging and commodities instruments	Measured at fair value through profit or loss	4.b	682,615	682,615	363,329	363,329
Trade Receivables	Measured at amortized cost	5.a	3,689,500	3,663,247	4,150,876	4,111,971
Reseller Financing	Measured at amortized cost	5.b	800,936	839,090	715,530	752,471

Total			10,202,533	10,214,435	11,860,812	11,858,848

Financial liabilities:
Financing	Measured at fair value through profit or loss	16.a	1,666,092	1,666,092	1,567,374	1,567,374
Financing	Measured at amortized cost	16.a	6,008,415	7,268,742	6,889,310	6,840,079
Debentures	Measured at amortized cost	16.a	5,657,339	5,603,669	5,826,242	5,770,979
Debentures	Measured at fair value through profit or loss	16.a	1,030,892	1,030,891	833,213	833,213
Leases payable	Measured at amortized cost	13	1,588,673	1,588,673	46,066	46,066
Commodities, currency and interest rate hedging instruments	Measured at fair value through profit or loss	16	29,985	29,985	43,944	43,944
Trade payable	Measured at amortized cost	17	2,700,071	2,678,808	2,731,677	2,710,352
Subscription warrants – indemnification	Measured at fair value through profit or loss	25	130,657	130,657	123,095	123,095

Total			18,812,123	19,997,517	18,060,921	17,935,102

Summary of the financial assets and financial liabilities measured at fair value
The table below shows the categories of the financial assets and financial liabilities:

	Category	Note	12/31/2019	Level 1	Level 2
Financial assets:
Cash equivalents
Cash and banks	Measured at amortized cost	4.a	284,992	284,992	—
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	1,780,939	—	1,780,939
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	49,448	49,448	—
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	1,937,967	1,937,967	—
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	595,816	—	595,816
Fixed-income securities and funds in local currency	Measured at amortized cost	4.b	76,904	—	76,904
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	303,417	18,985	284,432
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4.b	682,615	—	682,615
Trade Receivables	Measured at amortized cost	5.a	3,663,247	—	3,663,247

Reseller Financing	Measured at amortized cost	5.b	839,090	—	839,090

Total			10,214,435	2,291,392	7,923,043

Financial liabilities:
Financing	Measured at fair value through profit or loss	16	1,666,092	—	1,666,092
Financing	Measured at amortized cost	16	7,268,742	4,587,932	2,680,810
Debentures	Measured at amortized cost	16	5,603,669	—	5,603,669
Debentures	Measured at fair value through profit or loss	16	1,030,891	—	1,030,891
Leases payable	Measured at amortized cost	13	1,588,673	—	1,588,673
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	16	29,985	—	29,985
Trade payables	Measured at amortized cost	17	2,678,808	—	2,678,808

Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	25	130,657	—	130,657

Total			19,997,517	4,587,932	15,409,585

	Category	Note	12/31/2019	Level 1	Level 2
Financial assets:
Cash equivalents
Cash and banks	Measured at amortized cost	4.a	205,482	205,482	—
Financial investments in local currency	Measured at fair value through other comprehensive income	4.a	3,722,308	—	3,722,308
Financial investments in foreign currency	Measured at fair value through profit or loss	4.a	11,161	11,161	—
Financial investments:
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4.b	2,462,018	2,462,018	—
Fixed-income securities and funds in local currency	Measured at fair value through other comprehensive income	4.b	2,208	—	2,208
Fixed-income securities and funds in local currency	Measured at amortized cost	4.b	73,089	—	73,089
Fixed-income securities and funds in foreign currency	Measured at fair value through other comprehensive income	4.b	154,811	1,666	153,145
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4.b	363,329	—	363,329
Trade Receivables	Measured at amortized cost	5.a	4,111,971	—	4,111,971
Reseller Financing	Measured at amortized cost	5.b	752,471	—	752,471

Total			11,858,848	2,680,327	9,178,521

Financial liabilities:
Financing	Measured at fair value through profit or loss	16.a	1,567,374	—	1,567,374
Financing	Measured at amortized cost	16.a	6,840,079	2,841,436	3,998,643
Debentures	Measured at amortized cost	16.a	5,770,979	—	5,770,979
Debentures	Measured at fair value through profit or loss	16.a	833,213	—	833,213
Leases payable	Measured at amortized cost	13	46,066	—	46,066
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	16.a	43,944	—	43,944
Trade payables	Measured at amortized cost	17	2,710,352	—	2,710,352

Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	25	123,095	—	123,095

Total			17,935,102	2.841.436	15,093,666

(1)	Refers to subscription warrants issued by the Company in the Extrafarma acquisition.
The fair value of trade receivables and trade payables are classified as level 2.

Changes in exchange rate

12/31/2019	Risk	Scenario I Likely	Scenario II	Scenario III
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar	700,499	1,668,202	2,635,905
(2) Debts/firm commitments in dollars	appreciation	(700,465)	(1,668,031)	(2,635,596)

(1)+(2)	Net effect	34	172	309

Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar	376	62,559	124,742
(4) Gross margin of Oxiteno	devaluation	(376)	(62,559)	(124,742)

(3)+(4)	Net effect	0	0	0

Options
(5) Options Real / U.S. Dollar swaps	Dollar	0	42,101	102,917
(6) Gross margin of Oxiteno	devaluation	0	(42,101)	(102,917)

(5)+(6)	Net effect	0	0	0

12/31/2018	Risk	Scenario I Likely	Scenario II	Scenario III
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar	372,022	1,039,669	1,707,316
(2) Debts/firm commitments in dollars	appreciation	(372,019)	(1,039,661)	(1,707,303)

(1)+(2)	Net effect	3	8	13

Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar	(65)	8,545	17,154
(4) Gross margin of Oxiteno	devaluation	65	(8,545)	(17,154)

(3)+(4)	Net effect	—	—	—

Options
(5) Options Real / U.S. Dollar swaps	Dollar	—	97,938	244,572
(6) Gross margin of Oxiteno	devaluation	—	(97,938)	(244,572)

(5)+(6)	Net effect	—	—	—

Summary of variation of derivative instruments hedging object

12/31/2019	Risk	Scenario I Likely	Scenario II	Scenario III
NDF Commodities
(1) NDF of Commodities	Decrease in	100,542	1,490,893	2,881,245
(2) Gross margin from Ipiranga	Commodities Price	(100,542)	(1,490,893)	(2,881,245)

(1) + (2)	Net effect	0	0	0